Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Cost Of Sales [Abstract]
Production costs	$ 379,656	$ 295,866
Royalties	34,850	18,893
Total	$ 414,506	$ 314,759